UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2016 (Unaudited)

Deutsche GNMA Fund

	Principal Amount ($)	Value ($)
Government National Mortgage Association 95.8%
Government National Mortgage Association:
2.99%, with various maturities from 3/15/2042 until 6/15/2042	2,190,843	2,212,807
3.0%, with various maturities from 9/15/2042 until 5/20/2046 (a)	323,323,594	327,562,196
3.1%, with various maturities from 10/15/2041 until 2/15/2042	2,927,150	2,982,200
3.25%, with various maturities from 9/15/2042 until 11/15/2042	3,877,903	3,986,802
3.5%, with various maturities from 11/20/2041 until 10/20/2046 (a)	324,625,396	338,345,531
4.0%, with various maturities from 8/20/2030 until 5/20/2043	128,945,397	137,854,485
4.25%, with various maturities from 9/15/2040 until 10/15/2041	1,334,045	1,430,261
4.49%, 7/15/2041	568,616	617,807
4.5%, with various maturities from 6/20/2033 until 4/15/2046	66,885,636	72,836,642
4.55%, 1/15/2041	1,976,400	2,144,593
4.625%, 5/15/2041	565,987	616,854
5.0%, with various maturities from 3/20/2029 until 7/20/2041	100,199,672	110,599,877
5.5%, with various maturities from 12/15/2025 until 6/15/2042	90,375,561	102,019,375
6.0%, with various maturities from 8/20/2023 until 11/15/2039	65,622,187	76,161,550
6.5%, with various maturities from 11/20/2032 until 3/20/2041	9,583,463	10,847,543
7.0%, with various maturities from 1/15/2036 until 6/20/2039	1,507,092	1,645,192
7.5%, with various maturities from 6/20/2022 until 8/20/2032	147,765	177,218
Total Government National Mortgage Association (Cost $1,177,493,075)		1,192,040,933
Collateralized Mortgage Obligations 16.7%
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	519,401	460,232
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	397,270	363,545
"PT", Series 3586, 1.781% *, 2/15/2038	2,903,398	2,668,757
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	457,938	16,647
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	6,010,092	354,243
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	1,111,612	70,336
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	1,235,069	68,994
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	1,292,868	88,754
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	712,853	56,979
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	1,049,883	89,019
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027	2,124,209	189,698
"CZ", Series 4113, 3.0%, 9/15/2042	2,582,653	2,356,809
"EI", Series 3749, Interest Only, 3.5%, 3/15/2025	2,400,498	177,900
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	6,779,958	1,000,309
"C25", Series 304, Interest Only, 4.0%, 10/15/2041	13,447,402	2,828,660
"C1", Series 329, Interest only, 4.0%, 12/15/2041	22,430,172	4,023,946
"UZ", Series 4339, 4.0%, 2/15/2054	4,434,682	4,673,364
"UA", Series 4298, 4.0%, 2/15/2054	3,291,891	3,316,471
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	7,546,400	692,729
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	22,069,723	4,661,642
"C28", Series 303, Interest only, 4.5%, 1/15/2043	29,305,063	6,214,429
"57", Series 256, Interest Only, 5.0%, 3/15/2023	436,362	26,431
"SY", Series 3035, Interest Only, 5.396% **, 9/15/2035	976,940	123,574
"SP", Series 3016, Interest Only, 5.406% **, 8/15/2035	138,188	7,716
"SG", Series 3033, Interest Only, 5.946% **, 9/15/2035	906,346	118,370
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	252,433	52,122
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	978,203	98,019
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043	9,887,897	2,363,360
"SB", Series 2742, Interest Only, 6.296% **, 1/15/2019	567,890	23,374
"SN", Series 3175, Interest Only, 6.446% **, 6/15/2036	2,496,489	463,192
"A", Series 172, Interest Only, 6.5%, 1/1/2024	94,006	14,536
"C22", Series 324, Interest Only, 6.5%, 4/15/2039	12,677,825	3,135,190
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033	3,899,436	2,597,449
"AY", Series 2013-6, 2.0%, 2/25/2043	1,244,000	1,008,461
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	1,133,126	68,748
"IB", Series 2013-35, Interest Only, 3.0%, 4/25/2033	11,295,641	1,807,199
"Z", Series 2013-44, 3.0%, 5/25/2043	2,137,849	1,984,496
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	1,052,332	21,148
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	1,406,941	22,331
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	7,218,229	1,397,116
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	451,371	11,589
"4", Series 406, Interest Only, 4.0%, 9/25/2040	5,037,070	995,770
"C2", Series 410, Interest Only, 4.0%, 4/25/2042	5,163,810	1,100,291
"25", Series 351, Interest Only, 4.5%, 5/25/2019	400,826	14,294
"21", Series 334, Interest Only, 5.0%, 3/25/2018	200,860	3,688
"20", Series 334, Interest Only, 5.0%, 3/25/2018	170,259	3,085
''23", Series 339, Interest Only, 5.0%, 6/25/2018	153,465	3,004
"27", Series 351, Interest Only, 5.0%, 4/25/2019	107,700	4,070
"26", Series 381, Interest Only, 5.0%, 12/25/2020	99,018	5,827
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046	25,972,888	5,160,673
"PJ", Series 2004-46, Interest Only, 5.244% **, 3/25/2034	2,237,421	268,357
"KT", Series 2007-32, 5.5%, 4/25/2037	646,862	721,016
"UI", Series 2010-126, Interest only, 5.5%, 10/25/2040	11,516,046	2,420,296
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044	13,726,162	3,407,728
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046	11,621,801	2,604,142
"SA", Series 2005-17, Interest Only, 5.944% **, 3/25/2035	2,460,565	341,479
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	1,630,602	106,953
"SI", Series 2007-23, Interest Only, 6.014% **, 3/25/2037	1,856,069	281,247
"SJ", Series 2007-36, Interest Only, 6.014% **, 4/25/2037	1,314,740	196,236
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,519,669	439,112
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	782,129	591,939
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043	2,325,858	1,299,659
"HS", Series 2009-121, Interest Only, 1.0% **, 2/20/2037	4,265,030	158,066
"PB", Series 2012-90, 2.5%, 7/20/2042	4,000,000	3,521,625
"HX", Series 2012-91, 3.0%, 9/20/2040	9,093,788	9,259,918
"BZ", Series 2013-79, 3.0%, 5/20/2043	6,680,049	6,261,839
"LZ", Series 2013-180, 3.0%, 11/16/2043	12,832,402	12,069,025
"WZ", Series 2014-99, 3.0%, 7/16/2044	4,515,401	4,202,359
"MT", Series 2015-92, 3.0%, 1/20/2045	5,000,000	4,763,931
"PY", Series 2015-123, 3.0%, 9/20/2045	6,000,000	5,590,863
"LM", Series 2016-18, 3.0%, 2/20/2046	6,644,000	6,398,790
"AC", Series 2016-19, 3.0%, 2/20/2046	5,000,000	4,820,288
"AC", Series 2016-23, 3.0%, 2/20/2046	7,591,682	7,311,819
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	9,265,567	840,016
"AD", Series 2014-190, 3.5%, 8/20/2040	7,386,614	7,573,369
"JI", Series 2013-10, Interest only, 3.5%, 1/20/2043	12,977,458	2,301,661
"ID", Series 2013-70, Interest only, 3.5%, 5/20/2043	5,793,119	1,025,545
"MZ", Series 2014-27, 3.5%, 12/20/2043	3,643,500	3,601,937
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	25,380,709	2,515,195
"Z", Series 2014-4, 4.0%, 1/20/2044	6,181,644	6,512,215
"LZ", Series 2014-44, 4.0%, 3/16/2044	4,520,099	4,790,736
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	6,151,948	924,836
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	547,971	17,594
"ZC", Series 2003-86, 4.5%, 10/20/2033	1,062,323	1,143,501
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037	629,897	17,521
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	58,331	7
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037	765,660	25,138
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,500,000	183,852
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	741,343	53,398
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	5,021,746	837,551
"ZA", Series 2010-3, 4.5%, 1/20/2040	4,093,008	4,418,865
"ZV", Series 2011-73, 4.5%, 5/20/2041	15,420,329	16,541,861
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043	5,562,567	908,451
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	3,910,672	704,364
"GZ", Series 2005-44, 5.0%, 7/20/2035	5,302,931	6,018,775
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	251,055	11,164
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,521,792	1,709,291
"BS", Series 2011-93, Interest Only, 5.393% **, 7/16/2041	11,886,874	1,980,977
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	356,653	17,483
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	246,927	10,101
"PC", Series 2003-19, 5.5%, 3/16/2033	2,412,117	2,662,985
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	488,358	23,499
"Z", Series 2006-12, 5.5%, 3/20/2036	117,247	138,487
"HZ", Series 2009-43, 5.5%, 6/20/2039	2,501,048	2,880,369
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	233,343	16,710
"DZ", Series 2009-106, 5.5%, 11/20/2039	213,883	249,994
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042	6,041,636	1,378,529
"SA", Series 2012-84, Interest Only, 5.561% **, 12/20/2038	7,322,898	670,599
"ST", Series 2009-31, Interest Only, 5.611% **, 3/20/2039	314,594	38,189
"AI", Series 2007-38, Interest Only, 5.753% **, 6/16/2037	1,751,687	253,441
"QA", Series 2007-57, Interest Only, 5.761% **, 10/20/2037	1,504,695	261,644
"SL", Series 2009-100, Interest Only, 5.793% **, 5/16/2039	1,059,238	86,660
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	353,756	71,377
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	514,527	127,559
"SB", Series 2014-81, 13.933% *, 6/20/2044	318,058	415,455
Total Collateralized Mortgage Obligations (Cost $204,920,929)		208,006,174
U.S. Government Agency Sponsored Pass-Throughs 4.0%
Federal Home Loan Mortgage Corp., 3.5%, 6/1/2046	12,545,762	12,873,372
Federal National Mortgage Association, 4.0%, 11/1/2042 (a)	35,200,000	37,006,062
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $50,290,365)		49,879,434
Government & Agency Obligations 1.9%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.4% ***, 2/9/2017 (b)	2,631,000	2,629,790
0.56% ***, 6/1/2017 (b)	763,000	761,030
U.S. Treasury Note, 0.75%, 10/31/2017 (c)	20,000,000	19,982,040
Total Government & Agency Obligations (Cost $23,390,030)		23,372,860
	Shares	Value ($)
Cash Equivalents 12.1%
Deutsche Central Cash Management Government Fund, 0.49% (d) (Cost $150,470,656)	150,470,656	150,470,656
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,606,565,055) †	130.5	1,623,770,057
Other Assets and Liabilities, Net	(30.5)	(379,334,359)
Net Assets	100.0	1,244,435,698

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2016.
**	These securities are shown at their current rate as of December 31, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $1,607,035,055. At December 31, 2016, net unrealized appreciation for all securities based on tax cost was $16,735,002. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,711,391 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,976,389.
(a)	When-issued or delayed delivery security included.
(b)	At December 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At December 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Ultra 10 Year U.S. Treasury Note	USD	3/22/2017	221	29,627,813	13,387

At December 31, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/22/2017	308	38,278,625	163,295
2 Year U.S. Treasury Note	USD	3/31/2017	462	100,109,625	71,282
Ultra Long U.S. Treasury Bond	USD	3/22/2017	196	31,409,000	(220,795)
Total net unrealized appreciation					13,782

Currency Abbreviation
USD	United States Dollar

At December 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

11/12/2015 11/12/2045	36,500,000	Fixed — 2.761%	Floating — 3-Month LIBOR	(1,231,222)	(499,397)
6/15/2016 6/15/2046	36,700,000	Fixed — 2.5%	Floating — 3-Month LIBOR	893,708	3,929,899
9/16/2015 9/17/2017	65,000,000	Fixed — 1.0%	Floating — 3-Month LIBOR	(86,608)	(145,911)
12/16/2015 12/16/2025	48,686,231	Fixed — 2.5%	Floating — 3-Month LIBOR	(852,013)	161,152
9/16/2015 9/16/2045	33,200,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(2,958,804)	(2,202,434)
12/16/2015 12/16/2045	10,000,000	Fixed — 2.5%	Floating — 3-Month LIBOR	239,842	(757,082)
3/15/2017 3/15/2027	37,800,000	Fixed — 1.75%	Floating — 3-Month LIBOR	2,083,165	(100,692)
3/15/2017 3/15/2047	2,500,000	Fixed — 2.25%	Floating — 3-Month LIBOR	183,892	(43,138)
6/15/2016 6/15/2026	52,800,000	Floating — 3-Month LIBOR	Fixed — 2.25%	(301,433)	(3,027,104)
6/17/2015 6/17/2045	65,945,096	Floating — 3-Month LIBOR	Fixed — 2.5%	(1,564,258)	(1,620,573)
12/16/2015 12/16/2045	34,862,825	Floating — 3-Month LIBOR	Fixed — 2.569%	(317,511)	(317,511)
Total net unrealized depreciation				(4,622,791)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at December 31, 2016 is 1.00%.
At December 31, 2016, open total return swap contracts were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)	Fixed Cash Flows Received	Pay/Receive Return of the Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

1/12/2041	8,826,495[1]	4.0%	Markit IOS INDEX FN30.400.10	(2,803)	—	(2,803)
1/12/2041	8,826,495[2]	4.0%	Markit IOS INDEX FN30.400.10	(2,803)	—	(2,803)
Total unrealized depreciation					(5,606)

Counterparties:
1	Credit Suisse
2	Goldman Sachs & Co.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Government National Mortgage Association	$—	$1,192,040,933	$—	$1,192,040,933
Collateralized Mortgage Obligations	—	208,006,174	—	208,006,174
U.S. Government Agency Sponsored Pass-Throughs	—	49,879,434	—	49,879,434
Government & Agency Obligations		23,372,860		23,372,860
Short-Term Investments	150,470,656	—	—	150,470,656
Derivatives (f)
Futures Contracts	247,964	—	—	247,964
Interest Rate Swap Contracts	—	4,091,051	—	4,091,051
Total	$150,718,620	$1,477,390,452	$—	$1,628,109,072
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(220,795)	$—	$—	$(220,795)
Interest Rate Swap Contracts	—	(8,713,842)	—	(8,713,842)
Total Return Swap Contracts	—	(5,606)	—	(5,606)
Total	$(220,795)	$(8,719,448)	$—	$(8,940,243)

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, and total return swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$ 27,169	$ (4,622,791)
Total Return Swap Contracts	$ —	$ (5,606)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche GNMA Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017